DEBT - Financial Covenants Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Aug. 31, 2021
Debt Instrument [Line Items]
Minimum value percentage	135.00%
Principal amount	$ 230,400,000
Minimum cash requirement	$ 20,000,000
Minimum cash requirement percentage	5.00%
Market adjusted equity	25.00%
Restricted cash	$ 61,300,000		$ 69,500,000
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	175,000,000			$ 175,000,000
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	$ 275,000,000	$ 275,000,000
$175.0M And $275.0M Loan And Revolving Facility
Debt Instrument [Line Items]
Minimum value percentage	130.00%
$260.0 million lease financing
Debt Instrument [Line Items]
Minimum value percentage	115.00%
Principal amount	$ 260,000,000			$ 260,000,000